NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Promissory notes, issued	$ 312,828	$ 391,158	$ 250,833
Discount due to debt issued with warrants	138,631	233,125	164,497
Amortization of debt discount	186,280	72,138	15,903
Interest expense	(389,480)	(218,743)	(135,005)
Notes Payable Issued with Warrants [Member]
Promissory notes, issued	$ 147,207	$ 235,730	$ 182,976
Expire date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Unamortized debt discount	$ 158,461	$ 192,558	$ 100,722
Interest rate	12.00%	12.00%	12.00%
Warrants issued	736,030	1,178,650	914,880
Strike price	$ 0.30	$ 0.30
Warrants fair value	$ 82,518	$ 138,757	$ 113,704
Interest expense	116,615	46,920	12,983
Note payable	317,825	266,183	91,677
Accrued interest	93,349	40,035	9,421
Notes Payable Issued with Warrants [Member] | Michael Lee CEO [Member]
Promissory notes, issued	$ 101,126	$ 111,395	$ 1,952
Expire date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Unamortized debt discount	$ 74,778	$ 65,413
Interest rate	12.00%	12.00%	12.00%
Warrants issued	505,635	556,975	9,775
Strike price	$ 0.30		$ 0.30
Warrants fair value	$ 56,114	$ 69,796	$ 1,109
Interest expense	46,749	5,441	51
Note payable	246,690	126,848
Accrued interest	62,138	35,946
Notes Payable Issued with Warrants [Member] | Ford Moore [Member]
Promissory notes, issued		$ 30,000	$ 50,000
Expire date		Dec. 31, 2018	Dec. 31, 2018
Unamortized debt discount	14,574	$ 26,214
Interest rate		12.00%	12.00%
Warrants issued		150,000	250,000
Strike price		$ 0.28
Warrants fair value		$ 18,498	$ 17,353
Interest expense	11,640	9,320	317
Note payable	112,606	88,966
Accrued interest	27,180	15,180
Notes Payable Issued with Warrants [Member] | John David Milroy [Member]
Promissory notes, issued		$ 10,000	$ 60,000
Expire date		Dec. 31, 2018	Dec. 31, 2018
Unamortized debt discount	14,119	$ 25,395
Interest rate		12.00%	12.00%
Warrants issued		50,000	300,000
Strike price		$ 0.28
Warrants fair value		$ 6,074	$ 32,330
Interest expense	11,276	10,456	$ 2,552
Note payable	75,425	55,748
Accrued interest	19,543	$ 11,143
Notes Payable Issued with Warrants [Member] | Minimum [Member]
Strike price			$ 0.25
Notes Payable Issued with Warrants [Member] | Minimum [Member] | Michael Lee CEO [Member]
Strike price		$ 0.28
Notes Payable Issued with Warrants [Member] | Minimum [Member] | Ford Moore [Member]
Strike price			0.25
Notes Payable Issued with Warrants [Member] | Minimum [Member] | John David Milroy [Member]
Strike price			0.25
Notes Payable Issued with Warrants [Member] | Maximum [Member]
Strike price			0.30
Notes Payable Issued with Warrants [Member] | Maximum [Member] | Michael Lee CEO [Member]
Strike price		$ 0.30
Notes Payable Issued with Warrants [Member] | Maximum [Member] | Ford Moore [Member]
Strike price			0.30
Notes Payable Issued with Warrants [Member] | Maximum [Member] | John David Milroy [Member]
Strike price			$ 0.30
Detachable Warrants [Member]
Promissory notes, issued	294,928	$ 235,730	$ 147,207
Notes Payable [Member]
Promissory notes, issued	$ 2,500		$ 17,900
Expire date	Dec. 31, 2018		Dec. 31, 2018
Interest rate	12.00%		12.00%
Note payable	$ 26,204	21,114	$ 19,075
Accrued interest	5,804	3,214	$ 1,175
Notes Payable [Member] | Michael Lee CEO [Member]
Promissory notes, issued		$ 4,033
Expire date		Dec. 31, 2018
Interest rate		12.00%
Note payable	4,948	$ 4,211
Accrued interest	$ 1,222	$ 485